Non-Controlling Interests (Tables)	12 Months Ended
Jun. 30, 2024
Noncontrolling Interest [Abstract]
Schedule of Non-Controlling Interests	Non-controlling interests consisted of the following:
	June 30, 2024
	Yangzhou Bangshijie	Nanjing Bangshijie	Total
	US$	US$	US$
Paid-in capital	$-	$-	$-
Deficit	(2,995)	(61,875)	(64,870)
Accumulated other comprehensive income	170	2,849	3,019
Total non-controlling interests	$(2,825)	$(59,026)	$(61,851)
	June 30, 2023
	Yangzhou Bangshijie	Nanjing Bangshijie	Total
	US$	US$	US$
Paid-in capital	$-	$-	$-
Deficit	(2,936)	(59,188)	(62,124)
Accumulated other comprehensive income	207	3,624	3,831
Total non-controlling interests	$(2,729)	$(55,564)	$(58,293)